Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 31, 2025
The following change is effective April 3, 2026.
Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:
“J. Andrew Kirschler, Portfolio Manager, has been the Fund’s portfolio manager since April of 2026.”
March 10, 2026

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457211 (3/26)
© 2026 Federated Hermes, Inc.